Provisions - Movement in the Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 357
Net defined benefit liability (asset) at end of period	519	€ 357
Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	2,628	3,383
Translation differences	64	(98)
Current service cost	14	21
Interest cost	127	128
Actuarial losses and gains	515	(195)
Benefits paid	(105)	(143)
Plan curtailments	1
Transfers		(466)
Other movements	(5)	(2)
Net defined benefit liability (asset) at end of period	3,239	2,628
Others
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6
Net defined benefit liability (asset) at end of period	5	6
Others | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	18	16
Translation differences	0	1
Current service cost	1	1
Interest cost	0	1
Actuarial losses and gains	(1)	0
Benefits paid	(1)	(1)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	17	18
Spain (Antares) | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	0	490
Translation differences	0	0
Current service cost	0	6
Interest cost	0	7
Actuarial losses and gains	0	4
Benefits paid	0	(41)
Plan curtailments	0
Transfers		(466)
Other movements	0	0
Net defined benefit liability (asset) at end of period	0	0
United Kingdom | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	(22)
Net defined benefit liability (asset) at end of period	19	(22)
United Kingdom | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,548	1,828
Translation differences	86	(12)
Current service cost	0	0
Interest cost	44	44
Actuarial losses and gains	226	(260)
Benefits paid	(46)	(50)
Plan curtailments	0
Transfers		0
Other movements	0	(2)
Net defined benefit liability (asset) at end of period	1,858	1,548
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	149
Net defined benefit liability (asset) at end of period	211	149
Germany | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	239	235
Translation differences	0	0
Current service cost	11	9
Interest cost	5	4
Actuarial losses and gains	53	(6)
Benefits paid	(4)	(3)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	304	239
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	150
Net defined benefit liability (asset) at end of period	206	150
Brazil | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	749	734
Translation differences	(21)	(81)
Current service cost	4	4
Interest cost	67	65
Actuarial losses and gains	233	68
Benefits paid	(50)	(41)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	982	749
Telefónica Hispam Norte | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	68
Net defined benefit liability (asset) at end of period	72	68
Telefónica Hispam Norte | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	68	72
Translation differences	1	(3)
Current service cost	(2)	1
Interest cost	9	5
Actuarial losses and gains	4	(2)
Benefits paid	(4)	(5)
Plan curtailments	1
Transfers		0
Other movements	(5)	0
Net defined benefit liability (asset) at end of period	72	68
Telefónica Hispam Sur | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6
Net defined benefit liability (asset) at end of period	6	6
Telefónica Hispam Sur | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6	8
Translation differences	(2)	(3)
Current service cost	0	0
Interest cost	2	2
Actuarial losses and gains	0	1
Benefits paid	0	(2)
Plan curtailments	0
Transfers		0
Other movements	0	0
Net defined benefit liability (asset) at end of period	€ 6	€ 6